Financial assets and liabilities, Resolutions of CBFs Holders' Meeting (Details) - MXN ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Nov. 13, 2017	May 15, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 19, 2017	Nov. 28, 2017	Nov. 15, 2017	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Jul. 29, 2010
Resolutions of CBFs Holders' Meeting [Abstract]
Interest payable				$ 14,999
Interest rate								6.78%
Trust Certificates [Member]
Resolutions of CBFs Holders' Meeting [Abstract]
Interest payable		$ 408,467	$ 70,949			$ 505,669	$ 200,000
Payment of accrued interest	$ 129,051	$ 208,467
Interest rate			9.45%
Percentage of preferred payments on debt service and target capital						50.00%
Percentage of subordinated excess flow receivable						20.00%
Percentage of convertible excess flow receivable						30.00%
Percentage of convertible preferred series						9.00%
Percentage shares of convertible in to preferred series						3.00%
Term of extension to original date of maturity			5 years
Payment authorized from contingency fund					$ 5,250
Payment rate (in pesos per share)					$ 0.05
Basis points											2.45%
Trust Certificates [Member] | Interest Rate CAP [Member]
Resolutions of CBFs Holders' Meeting [Abstract]
Premium paid			$ 3,395	$ 2,892
Trust Certificates [Member] | Variable Rate [Member] | Interest Rate CAP [Member]
Resolutions of CBFs Holders' Meeting [Abstract]
Basis points									1.00%
Trust Certificates [Member] | Variable Rate [Member] | Interest Rate CAP [Member] | Maximum [Member]
Resolutions of CBFs Holders' Meeting [Abstract]
Interest rate			10.80%						9.80%	9.80%